Note 14 - Income Tax	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]
14.	Income tax

Reported income tax differs from the product of earnings before income tax and the Canadian federal statutory income tax rate which is the rate applicable to the country of domicile of the Company. Differences result from the following items:

	2025		2024

	Amount	Percent	Amount	Percent

Canadian federal statutory tax rate (1)	$39,977	15.0%	$38,685	15.0%
Provincial income taxes, net of federal income tax effect (2)	3,474	1.3%	6,779	2.6%
Foreign tax effects
United States
Statutory tax rate difference between U.S. and Canada	24,669	9.3%	21,275	8.3%
Impact of contingent acquisition consideration fair value adjustments	858	0.3%	(2,863)	-1.1%
Other	1,454	0.5%	1,264	0.5%
Changes in valuation allowances	3,261	1.2%	-	0.0%
Nontaxable or nondeductible items
Nondeductible stock-based compensation	759	0.3%	3,591	1.4%
Other adjustments	1,313	0.5%	1,393	0.5%

Effective tax rate	$75,765	28.4%	$70,124	27.2%

(1) The Canadian federal rate is comprised of the basic Part 1 federal tax rate of 38%, which is net 15% after federal abatement of 10% and the general tax reduction of 13%. Where subsidiaries are taxed in a different jurisdiction, the impact of the difference in statutory rates is included in "Provincial income taxes, net of federal income tax effect" and "Statutory tax rate difference between U.S. and Canada" within the table.

(2) The provinces of Ontario and Alberta made up the majority (greater than 50%) of the tax effect in this category.

Earnings before income tax by jurisdiction comprise the following:

	2025	2024

Canada	$29,193	$58,459
United States	237,319	199,439
Total	$266,512	$257,898

Income tax expense (recovery) comprises the following:

	2025	2024

Current
Canada	$16,477	$16,161
United States	56,441	66,791
	72,918	82,952

Deferred
Canada	(3,725)	(764)
United States	6,572	(12,064)
	2,847	(12,828)

Total	$75,765	$70,124

The significant components of deferred income tax are as follows:

	2025	2024

Deferred income tax assets
Loss carry-forwards	$10,232	$6,382
Expenses not currently deductible	58,973	45,969
Stock-based compensation	15,651	-
Allowance for credit losses	9,687	10,865
Interest expense	2,327	9,144
	96,870	72,360

Deferred income tax liabilities
Depreciation and amortization	169,481	146,941
Basis differences of partnerships and other entities	2,874	2,447
Prepaid and other expenses deducted for tax purposes	5,174	4,432
	177,529	153,820

Net deferred income tax asset (liability) before valuation allowance	(80,659)	(81,460)
Valuation allowance	17,353	1,321

Net deferred income tax asset (liability)	$(98,012)	$(82,781)

The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

Income taxes paid, net of refunds received, comprises of the following:

	2025	2024

Canada (Federal)	$7,669	$8,315
Canada (Provincial)	5,879	6,375
United States (Federal)	42,510	40,821
United States (State)	20,926	26,797
Other	5,409	-
Total	$82,393	$82,308

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2025	2024	2025	2024	2025	2024

Canada	$316	$1,265	$-	$-	$316	$1,265
United States	106,271	77,676	75,106	23,362	31,165	54,314

These amounts above are available to reduce future federal, state, and provincial income taxes in their respective jurisdictions. Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 2 to 20 years.

The Company’s significant tax jurisdictions include the United States and Canada. The number of years with open tax audits varies depending on the tax jurisdictions. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.